UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			05-14-10
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $10,703,318
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784   513401 15038100 SH       Sole                 14161000            877100
AMERICREDIT CORP COM           COM              03060R101   728837 30673922 SH       Sole                 29326029           1347893
BANK OF AMERICA CORPORATION CO COM              060505104   701682 39309900 SH       Sole                 37660200           1649700
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   450660     3700 SH       Sole                     3688                12
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   305864  3763000 SH       Sole                  3095600            667400
CIT GROUP INC.                 COM              125581801   476860 12239729 SH       Sole                 10797929           1441800
CITIGROUP INC COM              COM              172967101   921215 227460600 SH      Sole                207265000          20195600
COMCAST CORP CL A              COM              20030N101   169646  9014118 SH       Sole                  8428000            586118
COMCAST CORP SPECIAL CL A      COM              20030N200   381110 21208100 SH       Sole                 20471600            736500
DAILY JOURNAL CORP COM         COM              233912104      811    12150 SH       Sole                                      12150
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   561231 56179189 SH       Sole                 51558626           4620563
HUMANA INC COM                 COM              444859102   738915 15798900 SH       Sole                 14032900           1766000
LEUCADIA NATL CORP COM         COM              527288104   503719 20302189 SH       Sole                 15170812           5131377
REGIONS FINANCIAL CORP         COM              7591EP100   595152 75815514 SH       Sole                 71474204           4341310
RSC HOLDINGS, INC.             COM              74972L102   114152 14340700 SH       Sole                 11962200           2378500
SEARS HLDGS CORP COM           COM              812350106  1595458 14714071 SH       Sole                 13858571            855500
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   539472 23073740 SH       Sole                 21483198           1590542
ST JOE CO COM                  COM              790148100   866953 26799155 SH       Sole                 24595919           2203236
TAL INTL GROUP INC COM         COM              874083108    39782  2095876 SH       Sole                  2095876
WELLCARE HEALTH PLANS INC COM  COM              94946T106   232629  7805576 SH       Sole                  5421869           2383707
WINTHROP REALTY TRUST          COM              976391300    58175  4831055 SH       Sole                  3915993            915062
AIG PFD 8.5%                   PFD              026874115   207594 20312500 SH       Sole                 19538500            774000